Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of income tax provision
	December 31,
	2016	2015
Current
Federal	$-	$-
State	5,749	4,307
	5,749	4,307
Deferred
Federal	(2,843,866)	(3,543,673)
State	(281,625)	(362,722)
	(3,125,491)	(3,906,395)
Change in valuation allowance	3,315,776	3,906,395
Total income tax provision	$196,035	$4,307

Schedule of reconciliation of effective income tax rate and statutory federal income tax rate
	December 31,
	2016	2015
U.S. federal statutory rate	34.00%	34.00%
State income tax rate, net of federal benefit	1.45	1.81
Inducement expenses	-	(2.33)
Other permanent differences	(10.60)	(3.63)
Less: valuation allowance	(26.41)	(29.88)
Provision for income taxes	(1.56)%	(.03)%

Sxhedule of deferred tax assets and liabilities

	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforward	$8,887,756	$6,109,750
Tax credits	187,856	177,909
Accruals and reserves	546,286	315,580
Restricted stock	42,140	4,238
Tangible and intangible assets	62,352	-
Charitable donations	3,738	3,759
Total deferred tax assets before valuation allowance:	$9,730,128	$6,611,236
Valuation allowance	(9,920,414)	(6,604,638)
Deferred tax assets, net of valuation allowance	(190,286)	6,598

Deferred tax liabilities:
Fixed assets	$-	$(6,598)
Convertible debt	-
Total deferred tax liabilities	-	(6,598)

Net deferred tax asset (liability)	$(190,286)	$-